Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information Line Items
Entity Registrant Name	WiMi Hologram Cloud Inc.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001770088
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Entity File Number	001-39257
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity Incorporation, State or Country Code	E9
Entity Interactive Data Current	Yes
Common Class A [Member]
Document Information Line Items
Entity Common Stock, Shares Outstanding	20,115,570
Common Class B [Member]
Document Information Line Items
Entity Common Stock, Shares Outstanding	79,884,430